Deposits and obligations	12 Months Ended
Dec. 31, 2023
Text Block [Abstract]
Deposits and obligations
11.	Deposits and obligations

(a)	This caption is made up as follows:

	2023	2022
	S/(000)	S/(000)
Saving deposits	17,756,097	20,911,746
Time deposits (e)	17,288,629	12,866,602
Demand deposits	13,376,375	13,824,824
Compensation for service time (c)	760,551	921,288
Other obligations	6,582	6,248

Total	49,188,234	48,530,708

(b)	Interest rates applied to deposits and obligations are determined based on the market interest rates.

(c)
In May 2022, through Act No. 31480 “Act Authorizing the Withdrawal of Severance Indemnities to Cover Economic Needs Caused by the Covid-19 Pandemic”, the Peruvian government authorized clients, until December 31, 2023, to withdraw 100 percent of these deposits. As part of this benefit, during 2023 approximately 308,000 clients withdrew approximately S/1,061,734,000 (during 2022, approximately 261,000 clients withdrew approximately S/767,470,000).

(d)
As of December 31, 2023 and 2022, deposits and obligations of approximately S/18,668,431,000 and S/18,368,816,000, respectively, are covered by the Peruvian Deposit Insurance Fund. Likewise, at those dates, the coverage of the Deposit Insurance Fund by each client is up to S/123,810 and S/125,603, respectively.

(e)	The table below presents the balance of time deposits classified by maturity as of December 31, 2023 and 2022:

	2023	2022
	S/(000)	S/(000)
Up to 1 month	6,131,655	2,797,703
From 1 to 3 months	3,890,589	1,973,288
From 3 months to 1 year	6,458,103	6,788,680
From 1 to 5 years	512,280	1,023,473
Over 5 years	296,002	283,458

Total	17,288,629	12,866,602